Revenue	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Revenue
24.	Revenue

Revenue mainly represents the amount received and receivable for goods sold during the year, net of sales related tax.

	NOTE	2018	2017	2016
		(Thousands of yen)
Revenue from directly-owned restaurants		43,143,226	25,181,446	15,799,060
Revenue from franchised restaurants	17	5,757,432	3,370,810	2,278,180
Others		185,420	77,475	57,950

Total		49,086,078	28,629,731	18,135,190

Revenue from contract with customers

24.1	Disaggregation of revenue

Set out below is the disaggregation of the Company’s revenue from contracts with customers:

	For the year ended December 31 2018
	Pepper Lunch™		Ikinari! Steak™		Other Restaurants		Own- brand product	Total
Geographical markets	Directly Owned Stores	Franchise	Directly Owned Stores	Franchise	Directory Owned Stores	Franchise	Directory Owned Store
Japan	3,299,091	1,381,275	37,703,031	3,523,103	1,234,493	56,033	209,493	47,406,519
Other Regions	—	380,811	848,668	—	—	—	—	1,229,479

Sub total	3,299,091	1,762,086	38,551,699	3,523,103	1,234,493	56,033	209,493	48,635,998

Revenue from contracts with customers		5,061,177		42,074,802		1,290,526	209,493	48,635,998
Revenue from other sources		250,017		200,063				450,080
IFRS adjustments		2,343,256		11,857,008		223,391	—	14,423,655

Revenues under segment information		7,654,450		54,131,873		1,513,917	209,493	63,509,733

24.2	Performance obligations

The transaction prices allocated to the remaining performance obligations (unsatisfied or partially unsatisfied) as at 31 December are, as follows:

	2018	2017
	(Thousands of yen)
Within one year	1,114,337	658,510
Over one year and less than 2 years	6,588	6,935
Over 2 years and less than 3 years	6,588	6,588
More than 3 years	17,788	24,375

Total	1,145,301	696,408

The remaining performance obligations expected to be recognized in more than one year relate to area franchise fees that is to be satisfied within 10 years.